Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a)
Basis of Presentation

  The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

(b)
Principles of consolidation

  The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE for which it is deemed the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated on consolidation.

  The Company evaluates the need to consolidate its VIE in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

  Details of certain key agreements entered into between the WOFE, the VIE and each of its individual shareholders on January 20, 2011 are as follows:

  Power of Attorney Agreements:    Each equity holder of Vipshop Information irrevocably authorized the WOFE to exercise the rights related to their shareholdings, including attending shareholders' meetings and voting on their behalf on all matters, including but not limited to matters related to the transfer, pledge or disposition of their respective equity interests in Vipshop Information, and appointment of the executive directors and senior management of Vipshop Information. The WOFE has the right to appoint any individual or entity to exercise the power of attorney on its behalf. Each power of attorney will remain in effect until the shareholder ceases to hold any equity interest in Vipshop Information.

  Exclusive Business Cooperation Agreement:    The WOFE entered into an agreement with Vipshop Information to provide Vipshop Information with technical, consulting and other services. In considerations of these services, Vipshop Information shall pay the WOFE fees equal to 100% of its net income, the rate of service fees may be adjusted upon mutual discussions between the two parties. The WOFE is the exclusive provider of these services for a term of 10 years.

  Equity Interest Pledge Agreements:    Each equity holder of Vipshop Information pledged all their respective equity interests in Vipshop Information as security to ensure that Vipshop Information fully performs its obligations under the Exclusive Business Cooperation Agreement, and pays the consulting and service fees to the WOFE when the fees becomes due.

  Exclusive Option Agreements:    Each equity holder of Vipshop Information granted the WOFE an irrevocable and exclusive right to purchase, or designate one or more persons to purchase, their equity interest in Vipshop Information at the WOFE's sole and absolute discretion to the extent permitted by the PRC laws. The purchase price is 10 Renminbi ("RMB") (US$1.65); if appraisal is required by laws of the PRC at the time when the WOFE exercises the option, the parties shall negotiate in good faith, to make necessary adjustments to the purchase price based on the appraisal result to comply with applicable laws of the PRC.

  On October 8, 2011, the WOFE entered into the following amended agreements with Vipshop Information and each of its individual shareholders to replace the respective original agreements entered into on January 20, 2011:

  Amended and Restated Exclusive Business Cooperation Agreement:    The WOFE entered into this agreement with Vipshop Information to provide Vipshop Information with technical, consulting and other services. This agreement replaced the original Exclusive Business Cooperation Agreement dated January 20, 2011. There was no significant change of terms from the original agreement except that the service fee to be paid by Vipshop Information to the WOFE in consideration of the services to be provided by the WOFE, shall equal to 100% of the net income of Vipshop Information, provided that the WOFE, at its sole discretion, shall have the right to adjust the rate of the service through written notice. The term of this agreement is ten years from the execution date of October 8, 2011 and may be extended for a period to be determined by the WOFE. The WOFE may terminate this agreement at any time by giving 30 days prior written notice. Vipshop Information has no right to terminate this agreement unless the WOFE commits gross negligence or fraud.

  Amended and Restated Equity Interest Pledge Agreement:    This agreement replaced the original Equity Interest Pledge Agreements entered into on January 20, 2011. There was no significant change of terms from the original agreement. The agreement will remain in effect until all of the obligations of Vipshop Information under the Amended and Restated Exclusive Business Cooperation Agreement have been duly performed or terminated.

  Amended and Restated Exclusive Option Agreement:    This agreement replaced the original Exclusive Option Agreement entered into on January 20, 2011. There was no significant change of terms from the original agreement. The term of this agreement is ten years from the execution date of October 8, 2011, which may be extended for a period to be determined by the WOFE.

  Exclusive Purchase Framework Agreement:    The WOFE and Vipshop Information entered into this agreement during the third quarter of fiscal 2011. Under this agreement, Vipshop Information agrees to purchase products or services exclusively from the WOFE or its subsidiaries. Vipshop Information and its subsidiaries must not purchase from any third party products or services which the WOFE is capable of providing. The term of this agreement is five years from September 1, 2011. If neither party objects in writing and both parties remain cooperating at the expiration of the agreement, the parties will continue to be bound by this agreement until a new agreement is entered into. Vipshop Information must pay the WOFE for its products an amount, which includes a service fee, based on the unit price and the quantity of the products ordered by Vipshop Information. The WOFE may terminate this agreement at any time by giving 15 days' prior written notice. Vipshop Information has no right to terminate this agreement unless the WOFE commits gross negligence or fraud.

  As explained in Note 1, at the time of the Company's incorporation and through the date of the Reorganization as described below, the ownership interest of the Company was held by five individuals indirectly through their respective investment holding companies.

  In October 2012, the Company effected transfer of 10.4% of equity interest from one of the former shareholder of Vipshop Information to Mr. Shen, an existing shareholder of Vipshop Information, and amended the contractual arrangements the relevant entities had as explained above with Mr. Shen to reflect this transfer. As of December 31, 2012, shareholders of Vipshop Information include Mr. Shen, Mr. Arthur Xiaobo Hong, Mr. Bin Wu and Mr. Xing Peng, holding 52.0%, 26.0%, 11.6% and 10.4% of the total equity interests in Vipshop Information, respectively.

  The Company participated significantly in the design of Vipshop Information. Based on the Equity Interest Pledge Agreements and the Amended and Restated Equity Pledge Agreements, the Exclusive Option Agreement and the Amended and Restated Exclusive Option Agreement, and the Power of Attorney Agreements dated January 20, 2011, which has not been subsequently amended, the Company has the ability to effectively control Vipshop Information through the WOFE. The Company is also able to receive a majority of the economic benefits of Vipshop Information, because of its ability to effectively determine the service fees payable by Vipshop Information to the WOFE under the Exclusive Business Cooperation Agreement and the Amended and Restated Exclusive Business Cooperation Agreement, and through the Exclusive Purchase Framework Agreement. Therefore, the Company has determined that it is the primary beneficiary of Vipshop Information and has consolidated its respective results for the periods presented. Other than Vipshop Information, the Company has no interest in any other variable interest entities.

  Risks in relation to the VIE structure

  The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The equity holders of the VIE are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, there are certain risks related to the VIE arrangements, which include but are not limited to the following:

  •
  If the Group's ownership structure, are found to be in violation of any existing or future PRC laws or regulations, the relevant governmental authorities, including the China Securities Regulatory Commission, would have broad discretion in dealing with such violation, including levying fines, confiscating its income or the income of the WOFE or the VIE, revoking the business licenses or operating licenses of the WOFE or the VIE, shutting down the Group's servers or blocking the Group's website, discontinuing or placing restrictions or onerous conditions on the Group's operations, requiring the Group to undergo a costly and disruptive restructuring, restricting or prohibiting the Group's use of various funding to finance its business and operations in China, and taking other regulatory or enforcement actions that could be harmful to the Group's business;

  •
  The Group relies on contractual arrangements with the VIE and its equity holders for a majority all of its PRC operations, which may not be as effective as direct ownership in providing operational control;

  •
  The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIE and their equity holders in the event of a breach or non-compliance by the VIE or their equity holders; and

  •
  Each of the shareholders of the VIE is also a director of the Company, and has a duty of care and loyalty to the Company and its shareholders as a whole under Cayman Islands law. Under the contractual arrangements with the VIE and its shareholders, (a) the Company may replace any such individual as a shareholder of the VIE at the Company's discretion, and (b) each of these individuals has executed a power of attorney to appoint the WOFE or its designated third party to vote on their behalf and exercise shareholder rights of the VIE. However, the Company cannot assure that these individuals will act in the best interests of the Company should any conflicts of interest arise, or that any conflicts of interest will be resolved in the Company's favor. These individuals may breach or cause the VIE to breach the existing contractual arrangements. If the Company cannot resolve any conflicts of interest or disputes between the Company and any of these individuals, the Company would have to rely on legal proceedings, which may be expensive, time-consuming and disruptive to its operations. There is also substantial uncertainty as to the outcome of any such legal proceedings.

  Vipshop Information's total assets, total liabilities, total equity, net revenues, total operating expenses and net (loss) income attributable to the Company and after intercompany eliminations are as follows:

	As of December 31,
	2012	2013
	$	$
Total assets	173,424,245	631,848,860
Current Liabilities:
Accounts payable	(101,556)	(70,026)
Advance from customers	(55,948,713)	(131,781,751)
Accrued expenses and other current liabilities	(24,908,418)	(101,097,647)
Amounts due to related parties	(789,057)	(1,369,767)
Deferred income	(10,850,319)	(20,592,249)

Total current liabilities	(92,598,063)	(254,911,440)

Total liabilities	(92,598,063)	(254,911,440)

Total equity	80,826,182	376,937,420

	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012	1.1.2013 to 12.31.2013
	$	$	$
Net revenues	226,291,723	691,975,575	1,694,782,751
Total operating expenses	(55,725,479)	(70,858,631)	(204,766,265)
Net (loss) income	(26,409,424)	8,058,229	(1,946,318)

(c)
Use of Estimates

  The preparation of financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting periods. Actual results may differ from these estimates. The Group's management based their estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group's financial statements include inventory write-down, revenue recognition cut off adjustments, valuation allowance for deferred tax assets, valuation of ordinary shares and preferred shares when the preferred shares were issued, valuation of stock options. Changes in facts and circumstances may result in revised estimates.

(d)
Cash and Cash Equivalents

  Cash and cash equivalents consist of cash on hand demand deposits and highly liquid investments with maturity of less than three months.

  Cash and cash equivalents are placed with financial institutions with high-credit ratings and quality.

(e)
Held-to-maturity securities

  The Group invests in debt securities which have fixed maturity dates, pay a fixed return on the amount invested and early redemption of these securities is not allowed. The Group classifies these investments as held-to-maturity as it has both the positive intent and ability to hold them until maturity. Held-to-maturity securities are recorded at amortized cost and are classified as short-term, since their contractual maturity dates are less than one year.

(f)
Inventories

  Inventory is stated at the lower of cost or market. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value for slow-moving merchandise and damaged goods. The amount of write down is also dependent upon factors such as whether the goods are returnable to vendors, inventory aging, historical and forecasted consumer demand, and promotional environment.

  The Company assesses the inventory write-down based on different product categories and applies a certain percentages based on aging. The Company classifies all goods into the following two categories: non-returnable goods and returnable goods. Non-returnable goods cannot be returned to suppliers and general inventory write-down of different percentages are applied to these goods within the different aging categories. These percentages were developed based on historical write-down on these different types of goods. In addition to general write-down, specific write-down will also be applied to non-returnable goods if assessed to be needed based on the factors mentioned above. Returnable goods will have no general write-down based on aging but specific write down will be made at the end of each reporting periods based on forecast sales, conditions of the goods and planned promotions.

  Write downs are recorded in cost of goods sold in the consolidated statements of income (loss) and comprehensive income (loss).

(g)
Property and Equipment

  Property and equipment are stated at cost less accumulated depreciation and impairment losses. Gains or losses on dispositions of property and equipment are included in operating income (loss). Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

  Depreciation and amortization are provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service. Estimated useful lives are as follows, taking into account the assets' estimated residual value:

Classification	Estimated useful life
Furniture, fixtures and equipment	2 to 3 years
Leasehold improvements	Over the lease term
Motor vehicles	5 years

  Direct and incremental costs related to the construction of assets, including costs under the construction contracts, duties and tariffs, equipment installation and shipping costs, are capitalized. Management estimates the residual value of its furniture, fixtures and equipment and motor vehicles to be 5%.

(h)
Impairment of long-lived assets

  The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group assesses the recoverability of these long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment equal to the difference between the carrying amount and fair value of these assets. The Group recorded impairments in the amount of $437,725, nil and nil for the years ended December 31, 2011, 2012 and 2013, respectively.

(i)
Revenue recognition

  The Group recognizes revenue from the sale of apparel, fashion goods, cosmetics, home goods and lifestyle products and other merchandise through its online platform, including its internet website and cellular phone application. The Group recognizes revenue when persuasive evidence of an arrangement exists, products are delivered, the price to the buyer is fixed or determinable and collectability is reasonably assured.

  The Group utilizes delivery service providers to deliver goods to its customers directly from its own warehouses. The Group estimates and defers revenue and the related product costs for goods that are in-transit to the customers.

  The Group offers customers with an unconditional right of return for a period of seven days upon receipt of products. The Group defers revenue until the return period expires as it does not currently have sufficient historical data related to such sales to reasonably estimate the amount of future returns.

  Revenue was recorded on a gross basis, net of surcharges and value added tax ("VAT") of 17% of gross sales. Surcharges are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. The Group recorded revenue on a gross basis because the Group has the following indicators for gross reporting: it is the primary obligor of the sales arrangements, is subject to inventory risks of physical loss, has latitude in establishing prices, has discretion in suppliers' selection and assumes credit risks on receivables from customers. The Group also retains some of general inventory risks despite its arrangements to return goods to some vendors within limited time periods.

  The Group also sells prepaid cards which can be redeemed to purchase products sell by the Group. The cash collected from the sales of prepaid cards is initially recorded as advance from customers on the consolidated balance sheets and subsequently recognized as revenues when the prepaid cards are redeemed to purchase products.

  Discount coupons membership reward program

  The Group voluntarily provides discount coupons through certain co-operative websites or through public distributions during its marketing activities. These coupons are not related to prior purchases, and can only be utilized in conjunction with subsequent purchases on the Group's platforms. These discount coupons are recorded as reduction of revenues at the time of use. The Group has established a membership reward program wherein customers earn one point for one RMB of purchase made on the Group's platforms. Existing members may also receive extra reward points at the time of the first purchase by those customers referred by them. Membership reward points can be either exchanged into coupons to be used in connection with subsequent purchases, or exchanged into free gifts. The expiry dates of these reward points vary based on different individual promotional programs, while the coupons expire three months after redemption. The Group accrues liabilities for the estimated value of the points earned and expected to be redeemed, which are based on all outstanding reward points related to prior purchases at the end of each reporting period, as it does not currently have sufficient historical data to reasonably estimate the usage rate of these reward points.

  These liabilities reflect management's best estimate of the cost of future redemptions. As of December 31, 2012 and 2013, the Group recorded deferred revenue related to reward points earned from prior purchases of $10,513,246 and $18,814,448, respectively.

  The Group does not charge any membership fees from its registered members. New members who register on the Group's platforms or existing members introducing new members to the Group's website will be granted free membership reward points, which can be used to redeem coupons for future purchases. These reward points are not related to prior purchases and are recorded as reduction of revenues at the time of use.

  Amounts collected by delivery service providers but not yet remitted to the Group are classified as accounts receivable on the consolidated balance sheets. Payments received in advance of delivery and unused prepaid cards credits are classified as advances from customers. Revenues include fees charged to customers for shipping and handling expenses. The Company pays a fee to the delivery service provider and records such fee as shipping and handling expenses.

  Other revenues

  Other revenues consist of fees charged to third-party merchants which the Company provides platform access for sales of their products. The Group is not the primary obligor on these transactions, it does not bear the inventory risk, does not have the ability to establish prices and does not provide any fulfillment services as the goods are directly shipped from third-party merchants to end customers. Upon successful sales on the Company's platform, the Group will charge the third-party merchants commission fees. Commission fees are recognized on a net basis at the point of sales of products, net of return allowance.

  The Group conducts product promotion activities for certain brands on its website, including advanced and prominent placement of vendors' products on its website, and technical consultations services related to on-line advertising. These revenues are recognized on a straight-line basis over the service periods, net of business tax of approximately 5% of service revenues or 6% value-added tax, or VAT, in certain pilot locations as a result of the pilot VAT reform program.

  The Group provides factoring services to some of its suppliers and recognizes interest revenues over the factoring periods.

(j)
Cost of goods sold

  Cost of goods sold consists primarily of cost of merchandise sold and inventory write-down. The amounts of inventory write-down were $1,694,336, $12,166,659 and $33,883,024 for the years ended December 31, 2011, 2012 and 2013, respectively. Our cost of goods sold does not include fulfillment expenses, therefore our cost of goods sold may not be comparable to other companies which include such expenses in their cost of goods sold.

(k)
Fulfillment expenses

  Fulfillment expenses primarily consist of payroll, bonus and benefits of logistics staff, logistics centers rental expenses, shipping and handling expenses and packaging expenses.

(l)
Marketing expenses

  Marketing expenses primarily consist of payroll, bonus and benefits of marketing staff, advertising costs, agency fees and costs for promotional materials.

  The amounts of advertising expenses were $14,562,477, $29,332,178 and $71,025,704 for the years ended December 31, 2011, 2012 and 2013, respectively.

(m)
Technology and content expenses

  Technology and content expenses primarily consist of payroll, bonus and benefits of the staff in the technology and system department, telecommunications expenses, model fees and photography expenses.

(n)
General and administrative expenses

  General and administrative expenses primarily consist of payroll, bonus and benefit costs for retail and corporate employees, legal, finance, information systems, rental expenses and other corporate overhead costs.

(o)
Foreign Currency Transactions and Translations

  The functional currency of the Company and Vipshop HK are the United States dollar ("US dollar"). The functional currency of all the other subsidiaries and the variable interest entity is RMB. Foreign currency denominated monetary assets and liabilities have been translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in foreign currencies have been translated into the functional currency at the applicable rates of exchange prevailing on the date transactions occurred. Transaction gains and losses are recognized in the consolidated statements of income (loss) and comprehensive income (loss).

  The financial statements of the subsidiaries and the variable interest entity have been translated into US dollars for the purposes of consolidation. Assets and liabilities are translated into US dollars based on the rates of exchange existing on the balance sheet date. Equity accounts are translated at historical exchange rates. The statements of operations are translated using a weighted average rate for the period. Translation adjustments have been reported as a separate component of other comprehensive income.

  The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group's cash and cash equivalents denominated in RMB amounted to $123,300,918 and $333,821,679 at December 31, 2012 and 2013, respectively.

(p)
Income Taxes

  Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

(q)
Value added taxes

  The Company's PRC subsidiaries are subject to VAT at a rate of 17% on proceeds received from customers, and are entitled to a refund for VAT already paid or borne on the goods purchased by it and utilized in the production of goods that have generated the gross sales proceeds. The VAT balance is recorded either in other current liabilities or other current receivables on the consolidated balance sheets.

(r)
Comprehensive income (loss)

  Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income (loss) is reported in the consolidated statements of income (loss) and comprehensive income (loss), and other comprehensive income (loss) includes foreign currency translation adjustments.

(s)
Concentration of credit risk

  Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, held-to-maturity securities, amounts due from related parties, other receivables and advances to suppliers. The Group places its cash and cash equivalents and held-to-maturity securities with financial institutions with high-credit ratings and quality. Accounts receivable primarily comprise of amounts receivable from product delivery service providers. These amounts are collected from customers by the service providers when products are delivered. The principal amounts of all held-to maturity securities are guaranteed by the issuers. The Group conducts a credit evaluation of these service providers and generally requires a small amount of security deposit. Amounts due from related parties are prepayments related to purchases of goods from the entities controlled by shareholders of the Company. Due to the nature of the relationship, the Company considers there to be no collection risks in regard to amounts due from related parties. With respect to advances to product suppliers, the Group performs on-going credit evaluations of the financial condition of its suppliers. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific delivery service providers and other information.

(t)
Fair value of financial instruments

  Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2
applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3	applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

  The carrying values of the Group's financial instruments, including cash and cash equivalents, accounts receivable, other receivables, accounts payable, other current liabilities, and amounts due from and to related parties, approximate their fair values.

(u)
Operating leases

  Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Other leases are accounted for as capital leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the statements of operations on a straight-line basis over the lease periods.

(v)
Share-based Compensation

  Employee share-based compensation

  Share-based payments made to employees, including employee stock options, and non-vested shares issued to employees which the Company has a repurchase option, are recognized as compensation expenses over the requisite service periods. The Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the awards. The Company has elected to recognize compensation expense on a straight-line basis over the requisite service period for the entire award with graded vesting provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

  Modification of equity awards

  The Group treated a modification of the terms or conditions of an equity award as an exchange of the original award for a new award. The incremental compensation cost as an effect of a modification is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at that date. Total recognized compensation cost for an equity award shall at least equal the fair value of the award at the grant date unless at the date of the modification the performance or service conditions of the original award are not expected to be satisfied. Thus, the total compensation cost measured at the date of a modification shall be the sum of the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at that date, and the incremental cost resulting from the modification. The Group records the incremental fair value of the modified award, as compensation cost on the date of modification for vested awards, or over the remaining service period for unvested awards.

  Non-employee share-based compensation

  Share-based compensation made to non-employees are recognized as compensation expenses ratably over the requisite service periods. The Group measures the cost of non-employee services received in exchange for share-based compensation based on the fair value of the equity instruments issued. The Group measures the fair value of the equity instruments in these transactions using the stock price and other measurement assumptions on the measurement date, which is determined as the earlier of the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or the date at which the counterparty's performance is complete.

  As the quantity and terms of the equity instruments issued to non-employees are known up front, the Group recognizes the cost incurred during financial reporting periods before the measurement date. The Group measures the equity instruments at their then-current fair values at each of the financial reporting dates, and attributes the changes in those fair values over the future services period until the measurement date has been established.

(w)
Series A & B Convertible Preferred Shares

  The Series A convertible preferred shares ("Series A Preferred Shares") and the Series B convertible preferred shares ("Series B Preferred Shares") are non-redeemable and classified as permanent equity and have been initially recorded at their fair value upon issuance.

  In March 2012, upon the completion of the Company's initial public offering, all Series A Preferred Shares and Series B Preferred Shares were automatically converted into ordinary shares.

(x)
Earnings (loss) per share

  During the period when the preferred shares are outstanding, basic earnings (loss) per share are computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. The Group has determined that its convertible Series A and B Preferred Shares participate in undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group has used the two-class method of computing earnings (loss) per share. Under this method, net income (loss) applicable to holders of ordinary shares is allocated on a pro rata basis to the ordinary and convertible Series A and B Preferred shares to the extent that each class may share in income (loss) for the period had it been distributed. Losses are not allocated to the participating securities. Diluted earnings (loss) per share is computed using the more dilutive of (a) the two-class method or (b) the if-converted method.

  After the conversion of the preferred shares, basic earnings (loss) per share are computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into ordinary shares.

(y)
Recent Changes in Accounting Standards

  In February 2013, the Financial Accounting Standards Board (the "FASB") has issued an authoritative pronouncement related to obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The pronouncement provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this pronouncement is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this pronouncement also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendments in this Accounting Standards Update ("ASU") should be applied retrospectively to all prior periods presented for those obligations resulting from joint and several liability arrangements within the scope that exist at the beginning of an entity's fiscal year of adoption. An entity may elect to use hindsight for the comparative periods (if it changed its accounting as a result of adopting the amendments in this pronouncement) and should disclose that fact. Early adoption is permitted. The adoption of this ASU is not expected to have a material impact on the Group's consolidated financial results or disclosures.

  In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB's objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP. The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The adoption of this ASU is not expected to have a material impact on the Group's consolidated financial results or disclosures.